Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 270,728,008	$ 372,340,353
Cash and cash equivalents segregated under federal and foreign requirements	939,232,153	621,802,114
Receivables from brokers, dealers, and clearing organizations	262,093,040	60,717,238
Receivables from customers, net	301,107,428	14,877,829
Prepaid expenses and other current assets	50,344,836	67,403,943
Customer-held fractional shares	108,252,531	45,528,829
Total current assets	1,931,757,996	1,182,670,306
Right-of-use assets	66,293,751	11,907,557
Property and equipment, net	33,629,770	34,298,383
Intangible assets, net	19,415,963	21,397,953
Goodwill	5,197,438	5,197,438
Deferred tax assets	12,374,499	4,646,193
Other		19,301
Total non-current assets	136,911,421	77,466,825
Total assets	2,068,669,417	1,260,137,131
Liabilities, mezzanine equity, and shareholders’ equity
Payables due to customers	1,378,625,130	624,728,444
Payables due to brokers, dealers, and clearing organizations	1,490,537	2,661,653
Lease liabilities - current portion	4,969,959	3,474,199
Accounts payable and other accrued expenses	61,079,799	49,650,338
Total current liabilities	1,446,165,425	680,514,634
Lease liabilities - non-current portion	10,438,555	9,594,373
Deferred tax liabilities	5,292,255	5,771,900
Total non-current liabilities	15,730,810	15,366,273
Total liabilities	1,461,896,235	695,880,907
Commitments and contingencies (Note 24)
Mezzanine equity
Total mezzanine equity	2,861,748,733	2,326,363,413
Shareholders’ deficit
Treasury shares (4,224,356 and 6,454,198 shares as of December 31, 2024 and 2023, respectively)
Additional paid in capital
Accumulated deficit	(2,241,066,624)	(1,755,921,317)
Accumulated other comprehensive loss	(15,195,946)	(6,859,801)
Total shareholders' deficit	(2,256,248,639)	(1,762,767,410)
Noncontrolling interest	1,273,088	660,221
Total deficit	(2,254,975,551)	(1,762,107,189)
Total liabilities, mezzanine equity, and total deficit	2,068,669,417	1,260,137,131
Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity	2,861,748,733	2,326,363,413
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares, value	13,931	13,708
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares, value